Shareholder Fees	Jan. 31, 2026
American Beacon NIS Core Plus Bond Fund - Classes A, C, Y and R6 | American Beacon NIS Core Plus Bond Fund | A Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	3.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%	[1]
American Beacon NIS Core Plus Bond Fund - Classes A, C, Y and R6 | American Beacon NIS Core Plus Bond Fund | C Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%
American Beacon NIS Core Plus Bond Fund - Classes A, C, Y and R6 | American Beacon NIS Core Plus Bond Fund | Y Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
American Beacon NIS Core Plus Bond Fund - Classes A, C, Y and R6 | American Beacon NIS Core Plus Bond Fund | R6 Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
American Beacon Developing World Income Fund - Classes A, C, Y, R5 and Investor | American Beacon Developing World Income Fund | A Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%	[2]
American Beacon Developing World Income Fund - Classes A, C, Y, R5 and Investor | American Beacon Developing World Income Fund | C Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%
American Beacon Developing World Income Fund - Classes A, C, Y, R5 and Investor | American Beacon Developing World Income Fund | Y Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
American Beacon Developing World Income Fund - Classes A, C, Y, R5 and Investor | American Beacon Developing World Income Fund | R5 Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
American Beacon Developing World Income Fund - Classes A, C, Y, R5 and Investor | American Beacon Developing World Income Fund | Investor Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%

[1]
1	Currently, the Fund does not assess a front-end sales load on purchases of A Class shares of $500,000 or more. However, the Fund assesses a contingent deferred sales charge (“CDSC”) of 1.00% on certain purchases of $500,000 or more of A Class shares that are redeemed in whole or part within 18 months of purchase.

[2]
1	Currently, the Fund does not assess a front-end sales load on purchases of A Class shares of $500,000 or more. However, the Fund assesses a contingent deferred sales charge (“CDSC”) of 1.00% on certain purchases of $500,000 or more of A Class shares that are redeemed in whole or part within 18 months of purchase.